Financial instruments - Financial assets at amortized cost (Details) - Financial assets at amortized cost - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Carrying value	£ 3,638	£ 2,165
Fair value	3,638	2,165
Cash and cash equivalents.
Financial assets
Carrying value	839	1,029
Fair value	839	1,029
Trade and other receivables.
Financial assets
Carrying value	2,799	1,316
Fair value	£ 2,799	£ 1,316